Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HRA
	PERIOD                 	 		063011
		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Sean O'Neill
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F-HRA
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 10/31/2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ x ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	    November 7,2011
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      381     5303 SH       SOLE                                       5303
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108     1843   102289 SH       SOLE                                     102289
ALTRIA GROUP (fka Philip Morri COM              02209S103      466    17368 SH       SOLE                                      17368
ANALOG DEVICES                 COM              032654105      790    25275 SH       SOLE                                      25275
ANNALY CAPITAL MANAGEMENT IN   COM              035710409     4957   298050 SH       SOLE                                     298050
ANWORTH MORTGAGE ASSET CORP    COM              037347101     6128   901200 SH       SOLE                                     901200
APPLE COMPUTER INC.            COM              037833100     7364    19311 SH       SOLE                                      19311
AT&T INC                       COM              00206R102      413    14482 SH       SOLE                                      14482
BELDEN CDT INC                 COM              077454106      239     9250 SH       SOLE                                       9250
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      239     3371 SH       SOLE                                       3371
BGC PARTNERS INC-CL A          COM              05541T101     3293   546050 SH       SOLE                                     546050
BJ'S RESTAURANTS INC           COM              09180C106     1094    24800 SH       SOLE                                      24800
BP P.L.C. ADR (fmly BP Amoco P COM              055622104     1575    43675 SH       SOLE                                      43675
BRISTOL MYERS SQUIBB COM       COM              110122108     1281    40835 SH       SOLE                                      40835
BYD CO-LTD UNSPONSORED ADR     COM              05606L100      272    80440 SH       SOLE                                      80440
CANADIAN NATL RAILWAY CO       COM              136375102     2194    32960 SH       SOLE                                      32960
CATERPILLAR INC.               COM              149123101      332     4500 SH       SOLE                                       4500
CELGENE CORP                   COM              151020104      532     8601 SH       SOLE                                       8601
CHECK POINT SOFTWARE TECH      COM              M22465104     5804   110001 SH       SOLE                                     110001
CHEVRON CORP (fmly ChevronTexa COM              166764100     2587    27941 SH       SOLE                                      27941
COCA COLA COMPANY              COM              191216100      644     9539 SH       SOLE                                       9539
CONOCOPHILLIPS                 COM              20825C104     2707    42744 SH       SOLE                                      42744
DISNEY WALT CO DEL COM         COM              254687106      224     7425 SH       SOLE                                       7425
DUKE ENERGY CORP-NEW           COM              26441C105     1793    89710 SH       SOLE                                      89710
EXPRESS SCRIPTS INC            COM              302182100      250     6755 SH       SOLE                                       6755
EXXON MOBIL CORPORATION        COM              30231G102     2240    30848 SH       SOLE                                      30848
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      127    13901 SH       SOLE                                      13901
FREEPORT McMORAN COPPER - B    COM              35671D857      283     9310 SH       SOLE                                       9310
FRONTIER COMMUNICATIONS CORP   COM              35906A108     3643   596265 SH       SOLE                                     596265
GASTAR EXPLORATION LTD         COM              367299203     1459   486400 SH       SOLE                                     486400
GENERAL ELECTRIC CO COM        COM              369604103     1512    99349 SH       SOLE                                      99349
GFI GROUP INC.                 COM              361652209     4887  1215550 SH       SOLE                                    1215550
GOOGLE INC - CL A              COM              38259P508     3987     7741 SH       SOLE                                       7741
HALLIBURTON CO.                COM              406216101     4027   131947 SH       SOLE                                     131947
HALOZYME THERAPEAUTICS INC     COM              40637h109      179    29150 SH       SOLE                                      29150
HESS CORP (fmly Amerada Hess C COM              42809H107      329     6280 SH       SOLE                                       6280
INTEL CORP COM                 COM              458140100     1181    55365 SH       SOLE                                      55365
INTERNATIONAL BUSINESS MACHINE COM              459200101     1515     8663 SH       SOLE                                       8663
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     1821   125325 SH       SOLE                                     125325
JOHNSON & JOHNSON COM          COM              478160104     3443    54065 SH       SOLE                                      54065
KIMBERLY CLARK                 COM              494368103      504     7095 SH       SOLE                                       7095
KINDER MORGAN ENERGY PARTNERS  COM              494550106      686    10025 SH       SOLE                                      10025
KRAFT FOODS INC. - CLASS A     COM              50075N104     1648    49067 SH       SOLE                                      49067
L-3 COMMUNICATONS HOLDINGS     COM              502424104      231     3725 SH       SOLE                                       3725
LEXINGTON CORPORATE PPTYS TR   COM              529043101     3174   485250 SH       SOLE                                     485250
MARATHON OIL CORP              COM              565849106     1624    75270 SH       SOLE                                      75270
MARATHON PETROLEUM CORP        COM              56585A102      870    32145 SH       SOLE                                      32145
MERCK and CO INC               COM              58933Y105     2009    61430 SH       SOLE                                      61430
MICROCHIP TECHNOLOGY INC       COM              595017104     3616   116222 SH       SOLE                                     116222
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1118   352700 SH       SOLE                                     352700
NEWBRIDGE BANCORP.             COM              65080T102      493   126350 SH       SOLE                                     126350
NORTHROP GRUMMAN CORP          COM              666807102      892    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1046    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      327    11364 SH       SOLE                                      11364
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      336    29475 SH       SOLE                                      29475
PEPSICO INC COM                COM              713448108      489     7905 SH       SOLE                                       7905
PFIZER INC.                    COM              717081103      830    46965 SH       SOLE                                      46965
PHILLIP MORRIS INTERNATIONAL   COM              718172109      492     7890 SH       SOLE                                       7890
PROCTER & GAMBLE CO.           COM              742718109      969    15345 SH       SOLE                                      15345
REDWOOD TRUST INC              COM              758075402     5001   447725 SH       SOLE                                     447725
REX ENERGY CORP                COM              761565100     1298   102580 SH       SOLE                                     102580
SAFEWAY INC.                   COM              786514208     1051    63200 SH       SOLE                                      63200
SARA LEE                       COM              803111103     1753   107225 SH       SOLE                                     107225
SCHLUMBERGER LTD COM           COM              806857108      390     6535 SH       SOLE                                       6535
SCHWAB (CHARLES) CORP          COM              808513105      509    45175 SH       SOLE                                      45175
SHIP FINANCE INTL LTD          COM              G81075106     6493   499471 SH       SOLE                                     499471
SIGNATURE GROUP HOLDING INC    COM              82610c100       10    24925 SH       SOLE                                      24925
SPDR GOLD TRUST                COM              78463V107      225     1425 SH       SOLE                                       1425
SPECTRA ENERGY CORP            COM              847560109     1835    74800 SH       SOLE                                      74800
STARBUCKS CORP                 COM              855244109      987    26464 SH       SOLE                                      26464
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     1453   114209 SH       SOLE                                     114209
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     2663    71557 SH       SOLE                                      71557
TEXAS INSTRUMENTS INC.         COM              882508104      390    14645 SH       SOLE                                      14645
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
VAALCO ENERGY INC              COM              91851C201      101    20800 SH       SOLE                                      20800
VERIZON COMMUNICATIONS-fmly Be COM              92343V104      486    13203 SH       SOLE                                      13203
WELLS FARGO COMPANY            COM              949746101      421    17459 SH       SOLE                                      17459
BAC CAPITAL TRUST III          PFD              05518E202     2707   130125 SH       SOLE                                     130125
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205     2385   110375 SH       SOLE                                     110375
CITIGROUP CAPITAL VII          PFD              17306N203     3629   151225 SH       SOLE                                     151225
COUNTRYWIDE CAPITAL V          PFD              222388209     2214   115300 SH       SOLE                                     115300
GASTAR EXPLORAT 8.6250% SERIES PFD              36729P207      400    20050 SH       SOLE                                      20050
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     3438   143550 SH       SOLE                                     143550
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3177   153475 SH       SOLE                                     153475
TRANSTEXAS GAS CORP SR PFD SER PFD              893895607        0    41140 SH       SOLE                                      41140